Investment Objectives and Goals - Al Frank Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Al Frank Fund (the “Fund”) is long-term capital appreciation.